Revenues (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Revenues
Revenues	$ 13,832,556	$ 2,789,650	$ 4,201,685
Sales of boats
Revenues
Revenues	11,879,454	1,273,441	959,832
Sales of parts and boat maintenance
Revenues
Revenues	1,732,791	69,969	241,153
Boat rental and boat club membership revenue
Revenues
Revenues	172,007	$ 1,446,420	$ 3,000,700
Sale of powertrains
Revenues
Revenues	$ 57,304